PROPERTY, PLANT AND EQUIPMENT (Details) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended								1 Months Ended	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended												1 Months Ended		12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Jul. 31, 2014 Southern Access Extension Project USD ($)	Jul. 31, 2014 Southern Access Extension Project CAD	Jul. 31, 2014 Liquids Pipelines CAD	Dec. 31, 2014 Liquids Pipelines CAD	Dec. 31, 2013 Liquids Pipelines CAD	Jul. 31, 2014 Liquids Pipelines Southern Access Extension Project	Dec. 31, 2014 Gas Distribution CAD	Dec. 31, 2013 Gas Distribution CAD	Dec. 31, 2012 Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2013 Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2012 Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Sponsored Investments CAD	Dec. 31, 2013 Sponsored Investments CAD	Dec. 31, 2014 Corporate CAD	Dec. 31, 2013 Corporate CAD	Dec. 31, 2014 Pipeline Liquids Pipelines CAD	Dec. 31, 2013 Pipeline Liquids Pipelines CAD	Dec. 31, 2014 Pipeline Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2013 Pipeline Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Pipeline Sponsored Investments CAD	Dec. 31, 2013 Pipeline Sponsored Investments CAD	Dec. 31, 2014 Pumping equipment, buildings, tanks and other Liquids Pipelines CAD	Dec. 31, 2013 Pumping equipment, buildings, tanks and other Liquids Pipelines CAD	Dec. 31, 2014 Pumping equipment, buildings, tanks and other Sponsored Investments CAD	Dec. 31, 2013 Pumping equipment, buildings, tanks and other Sponsored Investments CAD	Dec. 31, 2014 Gas mains, services and other Gas Distribution CAD	Dec. 31, 2013 Gas mains, services and other Gas Distribution CAD	Dec. 31, 2014 Wind turbines, solar panels and other Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2013 Wind turbines, solar panels and other Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Wind turbines, solar panels and other Sponsored Investments CAD	Dec. 31, 2013 Wind turbines, solar panels and other Sponsored Investments CAD	Dec. 31, 2014 Power transmission Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2013 Power transmission Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Canadian Midstream gas gathering and processing Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2013 Canadian Midstream gas gathering and processing Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Land and right-of-way Liquids Pipelines CAD	Dec. 31, 2013 Land and right-of-way Liquids Pipelines CAD	Dec. 31, 2014 Land and right-of-way Gas Distribution CAD	Dec. 31, 2013 Land and right-of-way Gas Distribution CAD	Dec. 31, 2014 Land and right-of-way Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2013 Land and right-of-way Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Land and right-of-way Sponsored Investments CAD	Dec. 31, 2013 Land and right-of-way Sponsored Investments CAD	Dec. 31, 2014 Other Corporate CAD	Dec. 31, 2013 Other Corporate CAD	Dec. 31, 2014 Under construction Liquids Pipelines CAD	Dec. 31, 2013 Under construction Liquids Pipelines CAD	Dec. 31, 2014 Under construction Gas Distribution CAD	Dec. 31, 2013 Under construction Gas Distribution CAD	Dec. 31, 2014 Under construction Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2013 Under construction Gas Pipelines, Processing and Energy Services CAD	Dec. 31, 2014 Under construction Sponsored Investments CAD	Dec. 31, 2013 Under construction Sponsored Investments CAD	Dec. 31, 2014 Under construction Corporate CAD	Dec. 31, 2013 Under construction Corporate CAD	Mar. 31, 2014 Offshore Member USD ($)	Mar. 31, 2014 Offshore Member CAD	Dec. 31, 2014 Offshore Member CAD	Dec. 31, 2013 Offshore Member CAD	Dec. 31, 2012 Offshore Member CAD
PROPERTY, PLANT AND EQUIPMENT
Weighted Average Depreciation Rate (as a percent)																				2.60%		4.20%		3.00%		3.00%		3.00%		3.10%		4.00%		4.00%		2.10%		2.90%		1.40%		1.20%		1.10%		2.20%		12.80%
Property, plant and equipment, gross							26,328	20,321		8,863	8,278		5,379	3,728		24,085	19,559	149	120	12,515	8,974	633	456	11,564	8,979	7,715	6,248	7,806	6,076	8,427	8,020	2,371	1,092	1,549	1,548	397	384	778	557	520	253	84	79	28	6	1,040	755	80	84	5,578	4,846	352	179	1,172	1,233	2,126	2,201	69	36
Accumulated depreciation							(4,312)	(3,838)		(2,256)	(2,074)		(454)	(344)		(3,903)	(3,429)	(49)	(42)
Property, Plant and Equipment, Net, Total	53,830	42,279					22,016	16,483		6,607	6,204		4,925	3,384		20,182	16,130	100	78
Depreciation expense	1,461	1,282	1,174
Property, plant and equipment disposed						62
Ownership percent sold				35.00%	35.00%				35.00%
Property, plant and equipment reclassified to Long-term investments						136
Impairment
Impairment charge	18	6	39									166
Impairment charge, net of tax												105
Abandonment costs												50
Cash proceeds from sale of assets				68	73																																																							10	11
Gain resulted from the cash proceeds and disposition of net liabilities held for sale	46	4	(79)		0								46	4	(79)																																													63	70
Amount of disposition of net liabilities held for sale																																																												53	59
Revenues presented as discontinued operations																																																														4	26	32